Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 16,646	$ 16,076
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	511	1,055
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 16,135	$ 15,021